Income Taxes (Reconciliation of differences between statutory tax rate and effective tax rate) (Details) - PRC [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(2.70%)	(1.70%)	(1.50%)
Change in valuation allowance	(0.90%)	0.40%	1.10%
Effect of preferential tax benefits	(6.30%)	(11.50%)	(13.20%)
Uncertain tax positions	0.90%	1.30%	1.40%
Others	0.00%	0.00%	0.10%
Effective income tax rate	16.00%	13.50%	12.90%